Short-term deposits and long-term deposits (Tables)	12 Months Ended
Dec. 31, 2024
Short-term deposits and long-term deposits
Schedule for short-term deposits and long-term deposits

	December 31, 2023		December 31, 2024
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	1,185,000	1,185,000	1,135,000	1,135,000
US$	800,000	5,666,160	408,999	2,940,048
Total		6,851,160		4,075,048

	December 31, 2023		December 31, 2024
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	2,100,000	2,100,000	1,470,000	1,470,000
US$	64,000	453,293	—	—
Total		2,553,293		1,470,000